NATURE OF OPERATIONS AND FINANCIAL STATEMENT PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
AFUDC Rates	The average AFUDC rates on regulated construction expenditures are included in the table below:

	2014	2013	2012
Average AFUDC Rates	7.30%	7.38%	7.22%

Summary Of Average Annual Depreciation Rates For All Utility Plants	Below are the summarized average annual depreciation rates for all utility plant:

	2014	2013	2012
Average Annual Depreciation Rates	2.99%	3.16%	3.22%